Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management
Financial risk management

21.         Financial risk management

a.	Significant accounting policies

The Company is exposed to risks that are managed through the implementation of systems and processes related to identification, measurement, limitation of concentration, and supervision.

The basic principles defined by the Company in the establishment of its risk management policy are the following:

●	Compliance with Corporate Governance Standards.

●	Establishment, by each different business line and subsidiary, of risk management controls necessary to ensure that market transactions are conducted in accordance with the policies, rules, and procedures of the Company.

●	Special attention to financial risk management, basically composed of interest rate, exchange rate, liquidity and credit risks.

Risk management in the Company is mainly preventive and oriented to medium and long-term risks, taking into consideration the most probable scenarios of the variables affecting each risk.

The details of the significant accounting policies and adopted methods (including recognition, valuation and basis of recognition of related income and expenses) for each class of financial assets, financial liability and equity instrument are disclosed in note 4.

b.	Categories of financial instruments and risk management policies

The principal categories of financial instruments, which are valued at amortized costs are:

		December 31,
Financial assets	Risk classification	2025		2024		2023
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	3,098,092	Ps.	1,656,365	Ps.	2,576,256
Receivables, net	Credit and exchange rate		2,010,527		1,845,965		1,298,399

		December 31,
Financial liabilities	Risk classification	2025		2024		2023
Short-term and long-term debt	Interest rate, exchange rate and liquidity	Ps.	13,428,359	Ps.	11,281,880	Ps.	10,676,708
Trade accounts payable(1)	Liquidity	Ps.	789,194	Ps.	610,375	Ps.	385,503
Accrued interest	Liquidity	Ps.	214,167	Ps.	239,753	Ps.	204,843
Short-term and long-term lease liabilities	Liquidity	Ps.	158,621	Ps.	178,990	Ps.	198,844
Short-term and long-term accounts payable to related parties	Liquidity	Ps.	639,521	Ps.	570,576	Ps.	452,933
(1)	Include the payments of employee statutory profit-sharing amounts, which were Ps. 85,388, Ps. 79,574 and Ps. 66,347 as of December 31, 2025, 2024 and 2023, respectively.

Based on the nature of its activities, the Company is exposed to different financial risks, mainly as a result of its ordinary business activities and its debt contracts entered into to finance its operating activities. The Company’s corporate treasury department provides services to the operating units to coordinate the entry into domestic and international markets and monitors and manages the financial risks relating to the operations of the Company. These risks include market risk (interest rate risk and foreign currency risk), credit risk and liquidity risk.

Periodically, the Company’s management assesses risk exposure and reviews the alternatives for managing those risks, supervising and managing the financial risks through internal risk reports which analyze exposures by degree and magnitude of risks. The Board of Directors sets and monitors policies and procedures to measure and manage the risks to which the Company is exposed, which are described below.

c.	Market risk

Interest rate risk management — This risk principally stems from changes in the future cash flows of debt entered at variable interest rates (or with short-term maturity and presumable renewal) as a result of fluctuations in the market interest rates. The purpose of managing this risk is to lessen the impact on the cost of the debt due to fluctuations in such interest rates.

As of December 31, 2025, 2024 and 2023, the percentage in outstanding long-term debt at fixed and variable interest rates, is as follows:

	December 31,
	2025		2024		2023
Long-term debt	Ps.	13,450,000	Ps.	10,700,000	Ps.	10,700,000
% Fixed rate debt		69.1%		68.8%		68.8%
% Variable rate debt (1)		30.9%		31.2%		31.2%
(1)	Long-term debt contracted during 2025, 2024 and 2023 has a 28-day TIIE reference rate.

The proportion of long-term debt has interest payments at a variable rate, which exposes the Company to interest rate risk as a result of fluctuations in market interest rates. The risk exposure is mainly caused by the variations that could occur in the reference interest rate used.

The Company manages this risk by constantly monitoring the changes of such interest rates. In recent years, the 28-day TIIE has increased. The 28-day TIIE was at its highest level on January 23, 2025 (10.4791%) and its lowest level on December 22, 2025 (7.2584%). Therefore, if interest rates increase significantly, the Company could evaluate to enter into hedging instruments to mitigate the interest rate risk.

Sensitivity analysis for interest rates — The following sensitivity analysis is based on the assumption of an unfavorable movement of basis points in interest rates, in the indicated amounts applicable to each category of floating rate financial liabilities. The Company determines its sensitivity by applying the hypothetical interest rate (reference rate increased at the rate specified plus surcharge) for each category of financial liabilities accruing interest at a variable rate.

As of December 31, 2025, the Company maintained long-term debt, which accrue interest at a variable rate of Ps. 4,160,000 and as of December 31, 2024 and 2023, Ps. 3,340,000, (note 15, which discloses the outstanding balances and interest rates of the Company’s financial instruments).

A hypothetical, instantaneous and unfavorable 10% change in the 28-day TIIE interest rate applicable to the outstanding debt with variable rates would have resulted in an additional financing expense of approximately Ps. 30,571, Ps. 38,660, and Ps. 37,180 for 2025, 2024 and 2023, respectively.

Exchange risk management – The Company performs transactions denominated in foreign currency; consequently, it is exposed to exchange rate risks, which are managed within the parameters of established and approved policies. The main risk related to the exchange rate involves changes in the value of the Mexican peso against the U.S. dollar.

Historically, a portion of the revenues generated by the Company’s airports (mainly derived from TUA charged to international passengers) are linked to U.S. dollars, although such revenues are collected in pesos based on the average exchange rate of the previous month.

Of the Company’s consolidated revenues (excluding construction services revenues), 16.58%, 15.71% and 14.59% were from TUA of international passengers in 2025, 2024 and 2023, respectively. Substantially all other revenues of the Company are denominated in pesos. Based on an appreciation of 10% of the peso against the U.S. dollar, the Company believes that its revenues would have decreased by Ps. 226,277, Ps. 191, 837 and Ps. 168,680 in 2025, 2024 and 2023, respectively.

An appreciation of the Mexican peso against the U.S. dollar would reduce the U.S. dollar-denominated revenues and the Company’s obligations under U.S. dollar-denominated debt when expressed in pesos, whereas a depreciation of the peso against the U.S. dollar would increase the Company’s U.S. dollar-denominated revenues and obligations under debt agreements when expressed in pesos.

For the year ended December 31, 2025, the peso appreciated against the U.S. dollar by 13.40%, relative to the exchange rates prevailing at the end of 2024.

Foreign currency sensitivity analysis – The following sensitivity analyses are based on an instantaneous and unfavorable change in exchange rates which affect the foreign currencies in which the Company’s debt is expressed. These sensitivity analyses cover all the assets and liabilities denominated in foreign currency. Sensitivity is determined by applying a hypothetical exchange rate change to those items, including the outstanding debt expressed in foreign currency.

As of December 31, 2025, 2024 and 2023, a hypothetical, instantaneous and unfavorable change of 10% in the exchange rate of the peso against the U.S. dollar, applicable in the Company’s asset (liability) positions net of U.S.$12,966, U.S.$18,193, and U.S. $16,033 (amounts in thousands) would have resulted in an exchange gain (loss) of approximately Ps.(23,340), Ps.(37,817) and Ps.(27,076) as of December 31, 2025, 2024 and 2023, respectively.

The carrying values of monetary assets and liabilities denominated in foreign currencies at the end of the reporting period are as follows (amounts in thousands):

	Liabilities						Assets
	December 31,						December 31,
Currency	2025		2024		2023		2025		2024		2023
U.S. dollars	U.S.$	(8,141)	U.S.$	(5,186)	U.S.$	(3,832)	U.S.$	21,107	U.S.$	23,379	U.S.$	19,835

The transactions in thousands of U.S. dollars for the years ended December 31, 2025, 2024 and 2023, are as follows:

	December 31,
	2025		2024		2023
Revenues	U.S.$	19,681	U.S.$	14,733	U.S.$	9,745
Expenses
Technical assistance	U.S.$	5,300	U.S.$	4,807	U.S.$	4,010
Insurance		1,789		6,873		118
Purchase of machinery and maintenance		24,198		25,707		22,717
Software		2,823		3,545		2,181
Professional services, fees and subscriptions		1,081		2,137		4,353
Other		2,361		11,747		61,636

Pertinent exchange rate information at the date of the consolidated statements of financial position is as follows:

	December 31,
	2025		2024		2023
U.S. dollar exchange rate
As reported by the Mexican Central Bank	Ps.	18.0012	Ps.	20.7862	Ps.	16.9190

As of April 24, 2026, the exchange rate as reported by the Mexican Central Bank was Ps. 17.39.

d.	Credit risk

Credit risk management — Credit risk refers to the risk whereby one of the parties’ defaults on its contractual obligations, thereby generating a financial loss for the Company. The objective of this risk management is to reduce its impact by reviewing the solvency of the Company’s potential customers.

The creditworthiness of uncollected amounts is periodically evaluated estimates of recoverable amounts are reviewed, resulting in reserves for those amounts whose recovery is considered doubtful, with corresponding entries to the statements of income and other comprehensive income in the period of review. The credit risk has historically been very limited.

The Company’s maximum credit risk exposure is presented in the amounts included in the table in subsection b) as well as within the past due but not impaired analysis of accounts receivable, included in note 7. The Company holds bonds and deposits that mitigate the credit risk, being the most relevant the guaranteed deposits registered as a liability in the consolidated statements of financial position.

The Company adopted a policy to only carry out transactions with solvent parties and obtain sufficient collateral where appropriate as a means of mitigating the risk of financial loss due to possible default. The Company trades only with entities that have the best possible risk rating. The credit exposure is reviewed and approved by senior management committees of the Company. The credit risk on cash and cash equivalents is limited because the counterparties are banks with high credit ratings assigned by credit rating agencies. Financial instruments that potentially expose the Company to credit risk consist mainly of accounts receivable.

The customer’s balance is primarily comprised of TUA collected by airlines for each passenger traveling using air terminals and subsequently delivered to the Company. The Company has established three credit options: up to 60 days.

These days are granted depending on the guarantee that the customer can provide. In case of default, customers will be subject to penalties and/or a legal collection process. For both credit customers and cash customers, there are established guarantees, which may include the following: trust, deposit, letter of credit, liquid credit, mortgage and collateral.

As of December 31, 2025, 2024 and 2023, the allowance for doubtful accounts, principally related with accounts receivable, are the amounts described in note 7.

e.	Liquidity risk

Management of liquidity risk – This risk is generated by temporary differences between the funding required by the Company to fulfill business investment commitments, debt maturities, current asset requirements, etc., and the origin of funds generated by the regular activities of the Company and different types of bank financing. Also, different economic or industry factors, such as financial crises or suspension of operations of any airline could affect the cash flow of the Company. The objective of the Company in the management of this risk is to maintain a balance between the flexibility, period and conditions of credit facilities contracted to manage short, medium and long-term funding requirements. In this regard, the Company’s use of project financing and debt with limited resources described in note 15 and the short-term financing for working capital of current assets are significant. The Executive Committee of the Company is ultimately responsible for liquidity management.

This Committee has established an appropriate framework for liquidity management guidelines. The Company manages its liquidity risk by maintaining reserves, adequate financial facilities and adequate loans, while constantly monitoring projected and actual cash flows and reconciling the maturity profiles of financial assets and liabilities. Additionally, as mentioned in note 14, the Company has uncommitted lines of credit available for working capital.

The following table shows the remaining contractual maturities of the Company’s financial liabilities with agreed repayment periods. This table has been prepared based on the projected non-discounted cash flows of financial liabilities at the date on which the Company will make payments.

The table includes projected interest cash flows and capital repayments of financial debt included in the consolidated statement of financial position. To the extent that interest is accrued at variable rates, the non-discounted amount is derived from interest rate curves at the end of the reporting period. Contractual maturity is based on the earliest date when the Company must make the respective payment.

As of December 31, 2025	2026		2027-2028		2029-2032		Total
Long-term debt	Ps.	1,640,000	Ps.	5,020,000	Ps.	6,790,000	Ps.	13,450,000
Interest(1)		1,119,459		1,763,492		1,145,009		4,027,960
Trade accounts payable		789,194		—		—		789,194
Interest Payable		214,167		—		—		214,167
Lease Liabilities(2)		49,113		109,508		—		158,621
Accounts payable with related parties		465,571		173,950		—		639,521
Total	Ps.	4,277,504	Ps.	7,066,950	Ps.	7,935,009	Ps.	19,279,463

As of December 31, 2024	2025		2026-2028		2029-2031		Total
Long-term debt	Ps.	—	Ps.	3,340,000	Ps.	7,360,000	Ps.	10,700,000
Interest(1)		1,040,226		1,641,749		1,089,058		3,771,033
Short-term debt		600,000		—		—		600,000
Trade accounts payable		610,375		—		—		610,375
Interest Payable		239,753		—		—		239,753
Lease Liabilities(2)		19,022		159,968		—		178,990
Accounts payable with related parties		350,076		220,500		—		570,576
Total	Ps.	2,859,452	Ps.	5,362,217	Ps.	8,449,058	Ps.	16,670,727

As of December 31, 2023	2024		2025-2027		2028-2030		Total
Long-term debt	Ps.	—	Ps.	3,340,000	Ps.	7,360,000	Ps.	10,700,000
Interest(1)		1,050,856		2,577,708		1,089,058		4,717,622
Trade accounts payable		385,503		—		—		385,503
Interest Payable		204,843		—		—		204,843
Lease Liabilities(2)		44,928		153,916		—		198,844
Accounts payable with related parties		452,933		—		—		452,933
Total	Ps.	2,139,063	Ps.	6,071,624	Ps.	8,449,058	Ps.	16,659,745
(1)	The projected interest is determined, in the case of obligations with a variable rate, based on TIIE.
(2)	The time value of money effect of other financial liabilities is immaterial, so they are presented at present value.

The amounts forming part of the debt contracted with credit institutions include fixed and variable rate instruments. Variable-rate financial liabilities are subject to change when variable interest rates differ from the estimated interest rates determined at the end of the reporting period based on their market value.

The Company expects to meet its obligations under its liabilities with its operational cash flows and resources received from the maturity of its financial assets. Additionally, the Company has access to lines of credit with certain financial institutions.

f.	Financial instruments at fair value

This note provides information about how the Company determines fair values of various financial assets and financial liabilities. Except as detailed in the following table, the Company considers that the carrying amounts of financial assets and financial liabilities recognized in the consolidated financial statements approximate their fair values due to their short-term maturities.

Financial liabilities

Long-term debt (note 15)

December 31, 2025				December 31, 2024				December 31, 2023
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	13,450,000	Ps.	13,507,634	Ps.	10,700,000	Ps.	10,294,490	Ps.	10,700,000	Ps.	10,405,840

	Hierarchy of fair value as of December 31, 2025
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	13,507,634	Ps.	—	Ps.	—	Ps.	13,507,634

	Hierarchy of fair value as of December 31, 2024
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	10,294,490	Ps.	—	Ps.	—	Ps.	10,294,490

	Hierarchy of fair value as of December 31, 2023
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	10,405,840	Ps.	—	Ps.	—	Ps.	10,405,840
(1)	The fair value of the financial liabilities included in Level 1, corresponds to stock certificates listed on the Mexican Stock Exchange